Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2020
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2020
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
OTG Latin America Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the OTG (“On the Ground”) Latin America Fund (the “Fund”) is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Since the Fund’s May 8, 2019 inception through the most recent fiscal period ended March 31, 2020, the Fund’s portfolio turnover rate was 296.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	296.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the numbers set forth below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	If you did not redeem your shares, your cost for the one-year period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in Latin American equity securities. These equity securities include the securities of Latin American companies and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets. The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in one or more Latin American countries; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. Latin American countries are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries other than Latin American countries. Although the Fund normally allocates its investments across different countries, the Fund may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised primarily of a mix of equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); exchange-traded funds (“ETFs”), including inverse and leveraged ETFs, that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; and shares of other investment funds (to the extent permitted by applicable law). The Adviser intends to use leveraged and/or inverse ETFs for short-term trading purposes. These ETFs will be used primarily for short-term market timing or hedging purposes, and are not intended for long term investment. Most leveraged and inverse ETFs “reset” daily, meaning that they are designed to achieve their stated investment objectives on a daily basis. Due to the effect of compounding, the Adviser expects to trade in and out these ETFs daily or monthly depending on the ETF’s stated investment objective.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Market Risk of Equity Securities. By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Latin America Risk. Because the Fund’s investments will be focused in the Latin American region, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Small-Cap and Mid-Cap and Micro-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Investments in micro-capitalization companies are subject to many of the same risks associated with investments in small-capitalization and mid-capitalization companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-capitalization company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

Leveraging Risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Economic leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Other Investment Company Risk. Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’s ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. By investing in leveraged and/or inverse ETFs, the Fund will be exposed to extreme volatility and a high risk for substantial losses. These ETFs are used for short-term trading purposes, and are not intended for long term investment. Leveraged and/or inverse ETFs may use derivative instruments to achieve their stated investment objectives. As such, these ETFs are considered speculative investments. In addition, most leveraged and/or inverse ETFs “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, the return for investors who invest for longer than one day may vary significantly from the ETF’s stated investment objective as well as the target benchmark’s performance. Also, the performance of leveraged and/or inverse ETFs, when held overnight, may deviate from their underlying indices.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available by calling toll-free (800) 673-0550.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 673-0550
OTG Latin America Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTGAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (if redeemed within 60 days of purchase as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.89%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
3 Years	rr_ExpenseExampleYear03	1,334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,779
OTG Latin America Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTGCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	2.00%
Redemption Fee (if redeemed within 60 days of purchase as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.89%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	2.70%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 473
3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 273

[1]	With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% redemption fee on Class A Shares if you redeem your shares within one year after you purchase them.
[2]	Other expenses have been restated to exclude non-recurring organizational expenses not expected to occur during the current fiscal year.
[3]	Strategic Asset Management, Ltd. (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to August 31, 2021. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.